UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment  |_|; Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |x| adds new holdings entries.

Institutional Investment Manager Filing this Report: Hirtle Callaghan & Co. LLC.

Name:     Hirtle Callaghan & Co. LLC.
Address:  300 Barr Harbor Drive Suite 500
          West Conshohocken, PA 19428

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J Zion
Title:   Chief Operating Officer
Phone:   610 828-7200

Signature, Place, and Date of Signing:

  /s/ Robert J Zion          West Conshohocken, PA             July 21, 2011
  -----------------          ---------------------            ---------------
      [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  113

Form 13F Information Table Value Total:  $9,784
                                         ------
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

13(f) SEC Compliance Report

Number of Securities               113
Value of Securities (x$1000)    $9,784

Batch Date:              June 30, 2011

------------------------------------------------------------------------------------------------------------------------------------
                                                Title of                      Value    # of Shares or   SH/   Investment    Voting
Name of Issuer                                   Class             CUSIP    (x$1000)   Principal Amt    PRN   Discretion  Authority
------------------------------------------------------------------------------------------------------------------------------------
3M CO                                         Common Stock         88579Y101    $126       1,330        SH       SOLE        NONE
ABBOTT LABS                                   Common Stock         002824100    $173       3,282        SH       SOLE        NONE
ADELPHIA COMMUNICATIONS CORP                  Common Stock         006848105      $0       2,035        SH       SOLE        NONE
ALTAIR NANOTECHNOLOGIES INC                   Common Stock         021373204      $2       2,500        SH       SOLE        NONE
ALTRIA GROUP INC                              Common Stock         02209S103     $40       1,500        SH       SOLE        NONE
AMERICAN ENTERPRISE SOLUTIONS INC             Common Stock         025654104      $0      15,572        SH       SOLE        NONE
AMYLIN PHARMACEUTICALS INC                    Common Stock         032346108     $11         800        SH       SOLE        NONE
ANALYTIC DEFENSIVE EQUITY FUND CL A           Common Stock         680029816     $43       4,137        SH       SOLE        NONE
ARTIC ACQUISITION CORP                        Common Stock         039990858      $0         375        SH       SOLE        NONE
AT & T INC                                    Common Stock         00206R102     $60       1,922        SH       SOLE        NONE
AUTOMATIC DATA PROCESSING INC                 Common Stock         053015103    $301       5,670        SH       SOLE        NONE
BALLY TECHNOLOGIES INC                        Common Stock         05874B107     $41       1,010        SH       SOLE        NONE
BANK AMER CORP                                Common Stock         060505104     $37       3,385        SH       SOLE        NONE
BEAVER CNTY PA HOSP AUTH REV RFDG-VALLEY     Municipal Bond        074863FB2    $101     100,000        PRN      SOLE        NONE
BERKSHIRE HATHAWAY INC                        Common Stock         084670108  $1,393          12        SH       SOLE        NONE
BLK SENIOR F-RATE Q1 USD                      Common Stock         G6025T107      $0           2        SH       SOLE        NONE
BLUE MOUNTAIN BIOTECHNOLOGY INC               Common Stock         095992962      $0       2,113        SH       SOLE        NONE
BP PLC                                        Common Stock         055622104     $13         302        SH       SOLE        NONE
BRISTOL BAY SCIENCES INC                      Common Stock         109990515      $0          63        SH       SOLE        NONE
BROADRIDGE FINANCIAL SOLUTIONS INC            Common Stock         11133T103     $51       2,086        SH       SOLE        NONE
CALCOL INC                                    Common Stock         128699105      $5     236,000        SH       SOLE        NONE
CARNIVAL CORP COM                             Common Stock         143658300      $4         100        SH       SOLE        NONE
CB RICHARD ELLIS GROUP INC                    Common Stock         12497T101  $1,454      57,902        SH       SOLE        NONE
CHEVRON CORP                                  Common Stock         166764100    $110       1,070        SH       SOLE        NONE
CHINA HOUSING & LAND DEVELOPMENT              Common Stock         16939V103      $7       5,000        SH       SOLE        NONE
CHITINA SCIENCES INC                          Common Stock         170991905      $0          63        SH       SOLE        NONE
CITIGROUP INC                                 Common Stock         172967424      $2          60        SH       SOLE        NONE
CLOUGH CHINA FUND                             Common Stock         317609733    $113       5,618        SH       SOLE        NONE
COCA COLA CO                                  Common Stock         191216100    $314       4,639        SH       SOLE        NONE
COMMERCE UNION BANK                           Common Stock         200829109    $339      31,500        SH       SOLE        NONE
COMMUNITY HEALTH SYS INC NEW                  Common Stock         203668108    $120       4,672        SH       SOLE        NONE
COMPUCREDIT HLDGS CORP                        Common Stock         20478T107     $34      14,826        SH       SOLE        NONE
CORDOVA SCIENCES INC                          Common Stock         218990786      $0          63        SH       SOLE        NONE
CRH PLC                                       Common Stock         G25508105    $168       7,778        SH       SOLE        NONE
CYTRX CORP                                    Common Stock         232828301      $1       1,786        SH       SOLE        NONE
DELL INC                                      Common Stock         24702R101      $4         250        SH       SOLE        NONE
DENALI SCIENCES INC                           Common Stock         24899T944      $0          63        SH       SOLE        NONE
DISCOVERY LABORATORIES INC                    Common Stock         254668403      $1         226        SH       SOLE        NONE
ENRON CORP                                    Common Stock         293561106      $0         170        SH       SOLE        NONE
EXXON MOBIL CORP                              Common Stock         30231G102    $219       2,694        SH       SOLE        NONE
FLORIDA ST BRD ED CAP OUTLAY PUB ED          Municipal Bond        341426NA8     $26      25,000        PRN      SOLE        NONE
FRAC CUSIP 449518307 IFX CORP                 Common Stock         EEK518301      $0      33,000        SH       SOLE        NONE
FRONTIER COMMUNICATIONS CORP                  Common Stock         35906A108      $1         130        SH       SOLE        NONE
GENERAL ELEC CO                               Common Stock         369604103    $403      21,196        SH       SOLE        NONE
GENESIS DIRECT INC                            Common Stock         371935107      $0      12,083        SH       SOLE        NONE
GNMA GTD PASS THRU CTF                            MBS              36214KSE2      $1         632        PRN      SOLE        NONE
HARBIN ELECTRIC INC                           Common Stock         41145W109     $18       1,200        SH       SOLE        NONE
HEALTHSTREAM INC                              Common Stock         42222N103     $33       2,500        SH       SOLE        NONE
HEALTHWATCH INC                               Common Stock         422214809      $0      12,868        SH       SOLE        NONE
HEINZ H J CO                                  Common Stock         423074103     $99       1,846        SH       SOLE        NONE
HEWLETT PACKARD CO                            Common Stock         428236103     $47       1,277        SH       SOLE        NONE
HOME DEPOT INC COM                            Common Stock         437076102     $18         500        SH       SOLE        NONE
IFX CORP                                      Common Stock         449518307      $0           3        SH       SOLE        NONE
INDEVUS PHARMACEUTICALS INC                   Common Stock         454ESC104      $0       6,243        SH       SOLE        NONE
ING REAL ESTATE CL- I                         Common Stock         44981V706    $159      10,100        SH       SOLE        NONE
INNOVIVE PHARMACEUTICALS INC                  Common Stock         45774F915      $0         916        SH       SOLE        NONE
INTEL CORP                                    Common Stock         458140100     $85       3,815        SH       SOLE        NONE
INTERNATIONAL BUSINESS MACHS CORP             Common Stock         459200101    $218       1,268        SH       SOLE        NONE
ISHARES DJ US OIL & GAS EXPL & PRDCT FD       Common Stock         464288851     $71       1,025        SH       SOLE        NONE
ISHARES DJ US OIL EQUIP & SV INDEX FD         Common Stock         464288844     $75       1,180        SH       SOLE        NONE
ISHARES TR                                    Common Stock         464287341     $94       2,260        SH       SOLE        NONE
ISHARES TR DOW JONES US ENERGY SECTOR         Common Stock         464287796    $106       2,470        SH       SOLE        NONE
ISIS PHARMACEUTICALS                          Common Stock         464330109     $28       3,100        SH       SOLE        NONE
ISRAEL ST                                                          46513F3U1      $5       5,000        PRN      SOLE        NONE
JOHNSON & JOHNSON                             Common Stock         478160104    $285       4,283        SH       SOLE        NONE
KANAI SCIENCES INC                            Common Stock         483997912      $0          63        SH       SOLE        NONE
KODIAK SCIENCES INC                           Common Stock         50099C951      $0          63        SH       SOLE        NONE
KRAFT FOODS INC                               Common Stock         50075N104     $37       1,038        SH       SOLE        NONE
LANTIBIO INC                                  Common Stock         516990082      $0       3,463        SH       SOLE        NONE
LATROBE PA INDL DEV AUTH COLLEGE REV ST      Municipal Bond        518331BK8     $71      70,000        PRN      SOLE        NONE
LILLY ELI & CO                                Common Stock         532457108     $43       1,135        SH       SOLE        NONE
MANHATTAN PHARMACEUTICALS INC                 Common Stock         563118207      $0       5,366        SH       SOLE        NONE
MAURY CNTY TENN INDL DEV BRD POLLUTN CTL     Municipal Bond        577635AH8     $92      90,000        PRN      SOLE        NONE
MEDCO HEALTH SOLUTIONS INC                    Common Stock         58405U102     $50         878        SH       SOLE        NONE
MERCK & CO INC                                Common Stock         58933Y105     $43       1,200        SH       SOLE        NONE
MIAMI DADE CNTY FLA SCH DIST RFDG FSA        Municipal Bond        59333RAS3     $55      50,000        PRN      SOLE        NONE
MICROSOFT CORP                                Common Stock         594918104    $365      14,052        SH       SOLE        NONE
MISCOR GROUP LTD                              Common Stock         60477P201      $4       9,000        SH       SOLE        NONE
MONOGRAM BIOSCIENCES INC                      Common Stock         60975U108      $2         518        SH       SOLE        NONE
NORTON SOUND ACQUISITION CORP                 Common Stock         668993900      $0         375        SH       SOLE        NONE
PACCAR INC                                    Common Stock         693718108     $13         252        SH       SOLE        NONE
PENTAIR INC                                   Common Stock         709631105      $8         200        SH       SOLE        NONE
PEPSICO INC                                   Common Stock         713448108    $218       3,100        SH       SOLE        NONE
PFIZER INC                                    Common Stock         717081103    $267      12,937        SH       SOLE        NONE
PHILIP MORRIS INTL INC                        Common Stock         718172109    $101       1,500        SH       SOLE        NONE
PNI TECHNOLOGIES INC                          Common Stock         69350F107      $0       1,200        SH       SOLE        NONE
PPG INDS INC                                  Common Stock         693506107    $129       1,424        SH       SOLE        NONE
PRAXAIR INC                                   Common Stock         74005P104     $54         500        SH       SOLE        NONE
PROCTER & GAMBLE CO                           Common Stock         742718109    $366       5,755        SH       SOLE        NONE
PROMEDCO MGMT CO                              Common Stock         74342L105      $0       2,172        SH       SOLE        NONE
PRUDENTIAL BACHE ENERGY GROWTH FD L P         Common Stock         74429T203      $0           5        SH       SOLE        NONE
PVF CAPITAL CORP                              Common Stock         693654105      $0         200        SH       SOLE        NONE
PYXIS PHARMACEUTICALS INC                     Common Stock         69499G990      $0       2,000        SH       SOLE        NONE
RENT A CTR INC NEW                            Common Stock         76009N100    $247       8,035        SH       SOLE        NONE
SCIENT INC                                    Common Stock         808649305      $0         500        SH       SOLE        NONE
SEWARD SCIENCES INC                           Common Stock         818997967      $0          63        SH       SOLE        NONE
SHELBY CNTY TENN HEALTH EDL & HSG FACS       Municipal Bond        821697KU2     $46      50,000        PRN      SOLE        NONE
SITKA SCIENCES INC                            Common Stock         68199K939      $0          63        SH       SOLE        NONE
SULLIVAN CNTY TENN HEALTH EDL & HSG FACS     Municipal Bond        865293AF1     $91     100,000        PRN      SOLE        NONE
SYMANTEC CORP                                 Common Stock         871503108      $7         350        SH       SOLE        NONE
SYNOVUS FINL CORP                             Common Stock         87161C105      $2         907        SH       SOLE        NONE
TELSCAPE INTL INC NEW                         Common Stock         87971Q104      $0         670        SH       SOLE        NONE
UNION PAC CORP                                Common Stock         907818108     $42         400        SH       SOLE        NONE
UNISYS CORP                                   Common Stock         909214306      $0          10        SH       SOLE        NONE
UNITED AMERS BANKSHARES INC                   Common Stock         909335101     $45       4,500        SH       SOLE        NONE
VENTRUS BIOSCIENCES INC                       Common Stock         922822101      $2         166        SH       SOLE        NONE
VERIZON COMMUNICATIONS                        Common Stock         92343V104     $20         545        SH       SOLE        NONE
VERSO TECHNOLOGIES INC                        Common Stock         925317208      $0       1,600        SH       SOLE        NONE
VIOQUEST PHARMACEUTICALS INC                  Common Stock         927625202      $0         576        SH       SOLE        NONE
WAL MART STORES INC                           Common Stock         931142103    $292       5,500        SH       SOLE        NONE
WELLS FARGO & CO NEW                          Common Stock         949746101      $5         192        SH       SOLE        NONE
WELLS FARGO & CO NEW                          Common Stock         949746887      $0          29        SH       SOLE        NONE
ZIOPHARM ONCOLOGY INC                         Common Stock         98973P101      $8       1,252        SH       SOLE        NONE